Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 879,335	$ 831,849
Accumulated benefit obligation	792,912	752,659
Fair value of plan assets	$ 638,106	$ 596,207